Investments Accounted for Using the Equity Method (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 144,197	¥ 317,038	¥ 230,166
Other comprehensive income (loss)	995,009	594,535	594,261
Total comprehensive income for the year	1,139,206	911,574	824,427
Carrying amount of investments accounted for using the equity method	89,831	99,174
Aggregated individually immaterial associates
Disclosure of associates [line items]
Net profit (loss) for the year	6,473	(8,630)	(15,367)
Other comprehensive income (loss)	(1,793)	(892)	(497)
Total comprehensive income for the year	4,681	(9,522)	¥ (15,863)
Carrying amount of investments accounted for using the equity method	¥ 89,831	¥ 99,174